GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA
NOTE 15:-	GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following table presents total revenues for the years ended December 31, 2015, 2014 and 2013, and property and equipment, net as of December 31, 2015 and 2014, by geographic area:

1. Revenues based on the channel partners’ location:

	Year ended December 31,
	2015	2014	2013
Americas, principally U.S.	$791,568	$729,933	$647,533
Europe	595,850	550,811	533,717
Asia, Middle-East and Africa	242,420	215,072	212,855

	$1,629,838	$1,495,816	$1,394,105

2. Property and equipment, net:

	December 31,
	2015	2014
Israel	$44,138	$37,455
U.S.	3,005	2,857
Rest of the world	1,549	1,237

	$48,692	$41,549

b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2015, 2014 and 2013 by product lines:

	Year ended December 31,
	2015	2014	2013
Product and licenses:
Network security Gateways	$485,778	$469,097	$441,805
Other *)	70,014	51,216	55,125

	555,792	520,312	496,930
Subscriptions:
Network security Gateways	318,624	265,021	217,088
Software updates and maintenance	755,422	710,483	680,087

Total revenues	$1,629,838	$1,495,816	$1,394,105

*)	Comprised of Endpoint security, Mobile security and Security management products, each consists of less than 10% of products and licenses revenues.
c.	Financial income, net:

	Year ended December 31,
	2015	2014	2013
Financial income:
Interest income	$67,581	$65,497	$71,107
Realized gain on sale of marketable securities	16	288	2,311
Foreign currency re-measurement gain and others	—	—	893

	67,597	65,785	74,311

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	29,622	33,021	37,903
Foreign currency re-measurement loss	485	1,844	—
Others	3,417	2,158	1,477

	33,524	37,023	39,380

	$34,073	$28,762	$34,931